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                                                                Lincoln National
                                                Special Opportunities Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Special Opportunities Fund, Inc.

Index

         Commentary

         Statement of Net Assets

         Statement of Operations

         Statements of Changes in Net Assets

         Financial Highlights

         Notes to Financial Statements

Lincoln National Special Opportunities Fund, Inc.

Managed by:

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The Lincoln National Special Opportunities Fund had a return of 3.1% for the first six months of 2001 while its benchmarks, the Russell MidCapTM Value Index*, the S&P MidCapTM 400 Value Index**, and the S&P MidCapTM 400 Index*** returned 3.3%, 7.5%, and 1.0% respectively for the period.

U.S. equity markets remained volatile during the first half of 2001. In our opinion, four sources of uncertainty lay behind this - prospects of a slowing U.S. economy, corporate earnings concerns, continued high energy costs and the weak Euro. On the positive side, the Federal Reserve has cut interest rates significantly since January and the U.S. Congress has passed tax cuts that begin to take effect in July. The hope is that this combination of fiscal and monetary easing will help stimulate increased economic activity in the U.S. in the second half of the year and throughout 2002. Energy costs, too, have started to recede from their previously high levels.

The Fund, for the first half of the year, slightly underperformed the Russell Mid-CapTM Value Index*. Stocks making a notable positive contribution to the Fund's performance relative to the benchmark included Unionbancal Corp, Whirlpool Corp and Toys R Us Holding Co. Relative performance was also helped by moderately underweighting the Fund's exposure to the communication services sector. Stocks detracting from performance relative to the Fund's benchmark included Adolph Coors Co., United Health Group Inc.1 and Apache Corp. Relative performance was also hurt by underweighting the health care sector.

Looking forward, we expect the current uncertainty and market volatility to continue until investors are convinced that both fiscal and monetary easing really is having a beneficial effect on the economy and the outlook for corporate earnings improves. However, we do believe that the worst of the fall in equity values may be behind us and that prospects for the fourth quarter of 2001 and 2002 as a whole are more bullish.


J. Paul Dokas

* Russell MidCapTM Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. Russell Midcap companies consist of the 800 smallest companies in the Russell 1000 Index of the largest U.S. companies based on total market capitalization.
** The S&P Midcap 400 Value Index is the Standard & Poor's Composite Index of mid-sized companies with lower price-to-book ratios and lower forecasted growth rates.
*** The S&P Midcap 400 Index is the Standard & Poor's Composite Index of 400 stocks, a widely recognized unmanaged index of common stock prices of mid-sized companies.

                          Special Opportunities Fund 1

Lincoln National
Special Opportunities Fund, Inc.

Statement of Net Assets
June 30, 2001 (Unaudited)

Investments:
                                               Number              Market
Common Stock - 99.2%                           of Shares           Value
--------------------------------------------------------------------------------
Aerospace & Defense - 1.9%
--------------------------------------------------------------------------------
 General Dynamics                                26,000            $ 2,023,060
 Goodrich (B.F.)                                 60,000              2,278,800
 Northrop Gruman                                 36,600              2,931,660
 Textron                                         54,900              3,021,696
--------------------------------------------------------------------------------
                                                                    10,255,216
Automobiles & Automotive Parts - 2.9%
--------------------------------------------------------------------------------
+AutoNation                                     212,000              2,459,200
 Cooper Industries                               23,800                942,242
 Delphi Automotive Systems                      105,900              1,686,987
 Genuine Parts                                   94,000              2,961,000
 ITT Industries                                  34,400              1,522,200
 Magna International Class A                     30,100              1,850,849
 Rockwell International                         122,500              4,669,700
--------------------------------------------------------------------------------
                                                                    16,092,178
Banking & Finance - 13.7%
--------------------------------------------------------------------------------
 Amsouth Bancorp                                105,000              1,941,450
 Associated Banc-Corp                            84,500              3,041,155
 BB&T                                            46,000              1,688,200
 Bear Stearns                                    66,300              3,909,711
 Capital One Financial                           25,000              1,500,000
 Charter One Financial                           57,400              1,831,060
 Comerica                                        83,200              4,792,320
 Commerce Bancshares                             73,000              2,693,700
 Compass Bancshares                              91,000              2,411,500
 Countrywide Credit Industries                   90,000              4,129,200
 Edwards (A.G.)                                  58,400              2,628,000
 Golden State                                   102,000              3,141,600
 Golden West Financial                           38,600              2,479,664
 GreenPoint Financial                            82,000              3,148,800
 Heller Financial                                29,600              1,184,000
 Hibernia - Class A                             165,000              2,937,000
 KeyCorp                                        175,000              4,558,750
 Lehman Brothers Holdings                        28,700              2,231,425
 Marshall & Ilsley                               20,300              1,024,338
 National Commerce Financial                     55,400              1,350,098
 Provident Financial                             71,500              2,353,780
 SouthTrust                                     174,200              4,529,200
 Stilwell Financial                             113,900              3,822,484
 T Rowe Price                                    37,600              1,405,864
 TCF Financial                                   57,500              2,662,825
 Union Planters                                  57,400              2,502,640
 Unionbancal                                     94,000              3,167,800
 Zions Bancorporation                            52,000              3,068,000
--------------------------------------------------------------------------------
                                                                    76,134,564
Buildings & Materials - 1.6%
--------------------------------------------------------------------------------
 D.R. Horton                                     97,000              2,201,900
 KB Home                                         73,000              2,202,410
 Masco                                           99,000              2,471,040
+Toll Brothers                                   57,000              2,240,670
--------------------------------------------------------------------------------
                                                                     9,116,020
Business Services - 1.7%
--------------------------------------------------------------------------------
+Cendant                                        240,000              4,680,000
 Ceridian                                       111,200              2,131,704
 Fluor                                           58,000              2,618,700
--------------------------------------------------------------------------------
                                                                     9,430,404
Cable, Media & Publishing - 3.4%
--------------------------------------------------------------------------------
+Adelphia Communications Class A                 78,000              3,198,000
+Cablevision Systems Class A                     82,000              4,797,000
+Cablevision Systems Corporate Rainbow Media     51,000              1,315,800
 Donnelley R.R. & Sons                           34,700              1,030,590
 Knight-Ridder                                   51,000              3,024,300
 McGraw-Hill                                     23,000              1,521,450
--------------------------------------------------------------------------------

                                               Number              Market
Cable, Media & Publishing (Cont.)              of Shares           Value
--------------------------------------------------------------------------------
 New York Times                                  49,500            $ 2,079,000
 Tribune                                         46,100              1,844,461
--------------------------------------------------------------------------------
                                                                    18,810,601
Chemicals - 3.0%
--------------------------------------------------------------------------------
 Air Products and Chemicals                      37,700              1,724,775
 Avery Dennison                                  49,000              2,501,450
 Eastman Chemical                                50,100              2,386,263
 Englehard                                       37,800                974,862
 PPG Industries                                  73,300              3,853,381
 Praxair                                         90,100              4,234,700
 Rohm & Haas                                     35,900              1,181,110
--------------------------------------------------------------------------------
                                                                    16,856,541
Computers & Technology - 3.5%
--------------------------------------------------------------------------------
 Autodesk                                        20,300                757,190
+Cadence Design Systems                          87,100              1,622,673
 Deluxe                                          73,000              2,109,700
+DST Systems                                     44,000              2,318,800
+Gateway                                         93,000              1,529,850
+Intuit                                          59,900              2,395,401
 NCR                                             29,700              1,395,900
 Pitney Bowes                                    36,000              1,516,320
+Quantum Storage                                198,000              1,997,820
+RSA Security                                    29,850                923,858
+Sybase                                          96,000              1,579,200
+Tech Data                                       36,900              1,230,984
--------------------------------------------------------------------------------
                                                                    19,377,696
Consumer Products - 1.6%
--------------------------------------------------------------------------------
 Avon Products                                   95,200              4,405,856
 Maytag                                          74,000              2,165,240
 Whirlpool                                       40,000              2,500,000
--------------------------------------------------------------------------------
                                                                     9,071,096
Electronics & Electrical Equipment - 1.3%
--------------------------------------------------------------------------------
+Advanced Micro Devices                          39,000              1,126,320
 Arrow Electronics                               37,600                913,304
 Avnet                                           52,700              1,181,534
+National Semiconductor                         104,000              3,028,480
+Vishay Intertechnology                          31,400                722,200
--------------------------------------------------------------------------------
                                                                     6,971,838
Energy - 7.5%
--------------------------------------------------------------------------------
 Amerada Hess                                    37,800              3,054,240
 Anadarko Petroleum                              52,000              2,809,560
 Apache                                          39,600              2,009,700
 Ashland                                         56,200              2,253,620
 Baker Hughes                                    38,000              1,273,000
+BJ Services                                     37,600              1,067,088
 Burlington Resources                            35,100              1,402,245
 Devon Energy                                    18,300                960,750
 Dynegy                                          31,500              1,464,750
 El Paso Energy                                  59,100              3,105,114
 Ensco International                             47,900              1,120,860
 Equitable Resources                             68,500              2,281,735
 Kerr-McGee                                      55,400              3,671,358
 Occidental Petroleum                           108,000              2,871,720
 Ocean Energy                                    85,000              1,483,250
 Questar                                         89,800              2,223,448
 Rowan Companies                                 43,000                950,300
 Smith International                             16,900              1,012,310
 Unocal                                          57,400              1,960,210
 USX-Marathon                                    88,200              2,602,782
+Weatherford International                       49,000              2,352,000
--------------------------------------------------------------------------------
                                                                    41,930,040
Environmental Services - 1.0%
--------------------------------------------------------------------------------
+Republic Services                              149,600              2,969,560
 Waste Management                                78,500              2,419,370
--------------------------------------------------------------------------------
                                                                     5,388,930
Food, Beverage & Tobacco - 4.0%
--------------------------------------------------------------------------------
 Archer-Daniels Midland                         332,000              4,316,000
 ConAgra Foods                                  219,800              4,354,238
 Coors (Adolph)                                  64,000              3,211,520
 Hershey Foods                                   50,000              3,085,500

                          Special Opportunities Fund 2

                                               Number              Market
Food, Beverage & Tobacco (Cont.)               of Shares           Value
--------------------------------------------------------------------------------
 Pepsi Bottling                                  36,000            $ 1,443,600
 RJ Reynolds Tobacco Holdings                    35,200              1,921,920
 Supervalu                                      154,600              2,713,230
 UST                                             34,700              1,001,442
--------------------------------------------------------------------------------
                                                                    22,047,450
Healthcare & Pharmaceuticals - 3.9%
--------------------------------------------------------------------------------
 Becton Dickinson                                63,900              2,286,981
+Boston Scientific                               82,500              1,402,500
+Health Management Associates Class A           159,000              3,345,360
+HealthSouth                                    193,100              3,083,807
 McKesson                                        55,400              2,056,448
 Omnicare                                        38,000                767,600
+Tenet Healthcare                                54,000              2,785,860
+Universal Health Services Class B               42,000              1,911,000
+Wellpoint Health Networks                       44,000              4,146,560
--------------------------------------------------------------------------------
                                                                    21,786,116
Hotels/Diversified Reits - 0.4%
--------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide             57,000              2,124,960
--------------------------------------------------------------------------------

Industrial Machinery - 2.2%
--------------------------------------------------------------------------------
 Deere                                          106,200              4,019,670
 FMC                                             33,100              2,269,336
 Ingersoll-Rand                                  76,200              3,139,440
 Pentair                                         80,200              2,710,760
--------------------------------------------------------------------------------
                                                                    12,139,206
Insurance - 8.6%
--------------------------------------------------------------------------------
 Allmerica Financial                             45,200              2,599,000
 Aon                                             62,900              2,201,500
 Chubb                                           47,500              3,677,925
 Everest Re                                      21,800              1,630,640
 Fidelity National Financial                    157,000              3,857,490
 Hartford Financial Services                     26,000              1,778,400
 Jefferson-Pilot                                 81,450              3,935,664
 John Hancock Financial Services                 41,700              1,678,842
 MBIA                                            29,800              1,659,264
 MGIC Investment                                 28,200              2,048,448
 Nationwide Financial Services Class A           24,100              1,051,965
 Old Republic International                      99,000              2,871,000
+PacifiCare Health Systems                      117,000              1,907,100
 PMI Group                                       23,800              1,705,508
 Progressive                                     10,200              1,378,938
 RenaissanceRe Holdings                           1,300                 96,330
 Saint Paul                                     120,500              6,108,145
 Torchmark                                       62,900              2,529,209
 UnumProvident                                  113,000              3,629,560
 XL Capital Limited                              20,000              1,642,000
--------------------------------------------------------------------------------
                                                                    47,986,928
Leisure, Lodging & Entertainment - 3.0%
--------------------------------------------------------------------------------
+Brinker International                          138,400              3,577,640
 Callaway Golf                                   93,000              1,469,400
+Mandalay Resorts                                79,200              2,170,080
 Marriott International Class A                  88,800              4,203,792
+Metro-Goldwyn-Mayer                             70,000              1,585,500
 Royal Caribbean Cruises                         61,400              1,357,554
+Tricon Global Restaurants                       58,400              2,563,760
--------------------------------------------------------------------------------
                                                                    16,927,726
Metals & Mining - 1.4%
--------------------------------------------------------------------------------
 Fortune Brands                                 110,900              4,254,124
 Newmont Mining                                  40,000                744,400
 Phelps Dodge                                    45,500              1,888,250
 Precision Castparts                             30,000              1,122,600
--------------------------------------------------------------------------------
                                                                     8,009,374
Miscellaneous - 3.0%
--------------------------------------------------------------------------------
+KLA-Tencor                                      30,500              1,783,335
 Manpower                                        64,000              1,913,600
 Moody's                                         28,000                938,000
 PerkinElmer                                     29,000                798,370
 Raytheon                                       157,000              4,168,350

                                               Number              Market
Miscellaneous (Cont.)                          of Shares           Value
--------------------------------------------------------------------------------
 SCI Systems                                     61,000            $ 1,555,500
 ServiceMaster                                  220,000              2,640,000
+Thermo Electron                                126,800              2,792,136
--------------------------------------------------------------------------------
                                                                    16,589,291
Packaging & Containers - 0.6%
--------------------------------------------------------------------------------
 Ball                                            43,600              2,073,616
 Temple-Inland                                   26,700              1,422,843
--------------------------------------------------------------------------------
                                                                     3,496,459
Paper & Forest Products - 1.5%
--------------------------------------------------------------------------------
 Georgia-Pacific                                115,000              3,892,750
 Westvaco                                        51,600              1,253,364
 Weyerhaeuser                                    60,400              3,320,188
--------------------------------------------------------------------------------
                                                                     8,466,302
Real Estate - 3.8%
--------------------------------------------------------------------------------
 AMB Property                                    74,000              1,906,240
 Duke Weeks Realty                               62,400              1,550,640
 Equity Office Properties Trust                 147,500              4,665,425
 Equity Residential Properties                   64,800              3,664,440
 Host Marriott                                  221,000              2,766,920
 Mack Cali Realty                                68,200              1,942,336
 ProLogis Trust                                  93,000              2,112,960
 Simon Property Group                            78,400              2,349,648
--------------------------------------------------------------------------------
                                                                    20,958,609
Retail - 5.0%
--------------------------------------------------------------------------------
 Albertson's                                     97,000              2,909,030
+Federated Department Stores                     89,300              3,795,250
 Limited                                        202,000              3,337,040
 Liz Claiborne                                   20,300              1,024,135
 May Department Stores                          143,000              4,899,180
 Nordstrom                                      131,000              2,430,050
 Radioshack                                      50,000              1,525,000
+Saks                                           191,000              1,833,600
 Sherwin-Williams                                68,900              1,529,580
 Tiffany                                         59,400              2,151,468
+Toys R Us                                       99,000              2,450,250
--------------------------------------------------------------------------------
                                                                    27,884,583
Telecommunications - 1.9%
--------------------------------------------------------------------------------
 CenturyTel                                      67,300              2,039,190
+Crown Castle                                   215,000              3,526,000
 Harris                                          41,800              1,137,378
+Nextel Partners                                 59,800                928,096
 Openwave Systems                                42,500              1,474,750
 Telephone & Data Systems                        14,200              1,544,250
--------------------------------------------------------------------------------
                                                                    10,649,664
Textiles, Apparel & Furniture - 2.4%
--------------------------------------------------------------------------------
 Herman Miller                                   53,000              1,282,600
 Hillenbrand Industries                          35,400              2,021,694
 Johnson Controls                                19,400              1,405,918
+Lear                                            56,400              1,968,360
 Newell Rubbermaid                              136,000              3,413,600
 Nike                                            81,800              3,434,782
--------------------------------------------------------------------------------
                                                                    13,526,954
Transportation & Shipping - 3.9%
--------------------------------------------------------------------------------
 Brunswick                                       89,700              2,155,491
 Burlington Northern Santa Fe                    56,300              1,698,571
 CNF                                             36,100              1,019,825
+Continental Airlines Class B                    37,600              1,851,800
 CSX                                             86,400              3,131,136
 Delta Air Lines                                 89,100              3,927,528
+FedEx                                           64,200              2,580,840
 Tidewater                                       39,600              1,492,920
 UAL                                             59,000              2,073,850
 Union Pacific                                   30,800              1,691,228
--------------------------------------------------------------------------------
                                                                    21,623,189
Utilities - 10.5%
--------------------------------------------------------------------------------
 Allegheny Energy                                87,100              4,202,575
 Ameren                                          96,000              4,099,200
 American Electric Power                         41,800              1,929,906

                          Special Opportunities Fund 3

                                               Number            Market
Utilities (Cont.)                              of Shares         Value
--------------------------------------------------------------------------------
 Cinergy                                         65,100          $   2,275,245
 Consolidated Edison                             34,900              1,389,020
 Constellation Energy                            86,900              3,701,940
 Dominion Resources                              32,000              1,924,160
 Entergy                                        145,300              5,578,067
 Exelon                                          30,200              1,936,424
 FirstEnergy                                    125,700              4,042,512
 General Public Utilities                        60,400              2,123,060
 Keyspan                                         88,200              3,217,536
 NiSource                                        61,400              1,678,062
+NRG Energy                                      97,000              2,141,760
 PPL                                             31,800              1,749,000
 Public Service Enterprise Group                 87,100              4,259,190
 Reliant Energy                                  73,900              2,380,319
 Sempra Energy                                  146,700              4,010,778
 TXU                                             40,200              1,937,238
 Wisconsin Energy                                79,200              1,882,584
 Xcel Energy                                     58,400              1,661,480
--------------------------------------------------------------------------------
                                                                    58,120,056
Total Common Stock
(Cost $493,335,332)                                                551,771,991
--------------------------------------------------------------------------------

                                             Par
Money Market Instruments - 0.5%              Amount
--------------------------------------------------------------------------------
Moat Funding
4.21% 7/2/01                                 $2,700,000              2,699,684
--------------------------------------------------------------------------------

Total Money Market Instruments
(Cost $2,699,684)                                                    2,699,684
--------------------------------------------------------------------------------

Total Investments - 99.7%
(Cost $496,035,016)                                                554,471,675
--------------------------------------------------------------------------------
Receivables and Other Assets Net of Liabilities - 0.3%               1,818,790
--------------------------------------------------------------------------------

Total Net Assets - 100.0%
(Equivalent to $26.644 per share
based on 20,879,011 shares issued and outstanding)               $ 556,290,465
--------------------------------------------------------------------------------

Components of Net Assets at June 30, 2001:
Common Stock, par value $0.01 per share,
50,000,000 authorized shares                                     $     208,790
Paid in capital in excess of par value of share issued             492,843,428
Undistributed net investment income                                  5,127,266
Accumulated net realized loss on investments                          (325,678)
Net unrealized appreciation of investments                          58,436,659
--------------------------------------------------------------------------------

Total Net Assets                                                  $556,290,465
--------------------------------------------------------------------------------

+ Non-income producing security for period ending June 30, 2001.

See accompanying notes to financial statements.

                          Special Opportunities Fund 4

Lincoln National Special Opportunities Fund, Inc.

Statement of Operations
Six months ended June 30, 2001 (Unaudited)

Investment income:
  Dividends                                                            $  5,329,841
-------------------------------------------------------------------------------------
  Interest                                                                   60,395
-------------------------------------------------------------------------------------
    Total investment income                                               5,390,236
-------------------------------------------------------------------------------------

Expenses:
  Management fees                                                         1,074,492
-------------------------------------------------------------------------------------
  Accounting fees                                                           111,796
-------------------------------------------------------------------------------------
  Custody fees                                                               36,541
-------------------------------------------------------------------------------------
  Printing and Postage                                                       33,635
-------------------------------------------------------------------------------------
  Professional fees                                                          23,816
-------------------------------------------------------------------------------------
  Directors fees                                                              2,100
-------------------------------------------------------------------------------------
  Other                                                                      13,851
-------------------------------------------------------------------------------------
                                                                          1,296,231
-------------------------------------------------------------------------------------
  Less expenses paid indirectly                                              (4,973)
-------------------------------------------------------------------------------------
    Total expenses                                                        1,291,258
-------------------------------------------------------------------------------------
Net investment income                                                     4,098,978
-------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
investment transactions:
  Net realized gain on investment transactions                           18,277,164
-------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of investments      (6,209,931)
-------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   12,067,233
-------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $ 16,166,211
-------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                        Six months
                                                        ended
                                                        6/30/01           Year ended
                                                        (Unaudited)       12/31/00
                                                        --------------------------------
Changes from operations:
  Net investment income                                 $   4,098,978     $  11,118,733
----------------------------------------------------------------------------------------
  Net realized gain (loss) on investments                  18,277,164       (13,721,283)
----------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation
  on investments and futures contracts                     (6,209,931)       68,878,839
----------------------------------------------------------------------------------------

Net increase in net assets resulting from operations       16,166,211        66,276,289
----------------------------------------------------------------------------------------

Distributions to shareholders from:
  Net investment income                                            --       (10,090,445)
----------------------------------------------------------------------------------------
  Net realized gain on investments                                 --      (101,024,374)
----------------------------------------------------------------------------------------
    Total distributions to shareholders                            --      (111,114,819)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                   3,837,260       (84,516,019)
----------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                  20,003,471      (129,354,549)
----------------------------------------------------------------------------------------

Net Assets, at beginning of period                        536,286,994       665,641,543
----------------------------------------------------------------------------------------
Net Assets, at end of period                            $ 556,290,465     $ 536,286,994
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          Special Opportunities Fund 5

Lincoln National Special Opportunities Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/2001 1,2 Year ended December 31,
                                            (Unaudited)   2000 2      1999        1998        1997        1996
                                            -----------------------------------------------------------------------
Net asset value, beginning of period          $ 25.846    $ 28.225    $ 33.416    $ 35.056    $ 29.423    $ 27.383

Income (loss) from investment operations:
   Net investment income                         0.197       0.536       0.482       0.470       0.477       0.548
   Net realized and unrealized gain (loss) on
      investments                                0.601       3.153      (1.779)      1.795       7.293       3.867
                                            -----------------------------------------------------------------------
   Total from investment operations              0.798       3.689      (1.297)      2.265       7.770       4.415
                                            -----------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income             --      (0.494)     (0.373)     (0.862)         --      (0.548)
   Distributions from net realized gain on
      investment transactions                       --      (5.574)     (3.521)     (3.043)     (2.137)     (1.827)
                                            -----------------------------------------------------------------------
   Total dividends and distributions                --      (6.068)     (3.894)     (3.905)     (2.137)     (2.375)
                                            -----------------------------------------------------------------------
Net asset value, end of period                $ 26.644    $ 25.846    $ 28.225    $ 33.416    $ 35.056    $ 29.423
                                            -----------------------------------------------------------------------

Total Return 3                                    3.09%      16.03%      (4.45)%      6.79%      28.15%      16.51%

Ratios and supplemental data:
   Ratio of expenses to average net assets        0.49%       0.49%       0.44%       0.42%       0.42%       0.44%
   Ratio of net investment income
      to average net assets                       1.54%       2.15%       1.46%       1.44%       1.57%       2.00%
   Portfolio Turnover                               75%         75%         96%         76%         74%         88%
   Net assets, end of period (000 omitted)    $556,290    $536,287    $665,652    $917,796    $872,822    $648,592

1    Ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).


See accompanying notes to financial statements.

                          Special Opportunities Fund 6

Lincoln National Special Opportunities Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National Special Opportunities Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001 the custodial fees offset arrangements amounted to $4,973.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Vantage Investment Advisers replaced Lincoln Investment Management Company as the advisor. Vantage Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.


                          Special Opportunities Fund 7

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the period ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2001 are as follows:

       Aggregate      Aggregate      Gross          Gross           Net
       Cost of        Proceeds       Unrealized     Unrealized      Unrealized
       Purchases      From Sales     Appreciation   Depreciation    Appreciation
       -------------------------------------------------------------------------
       $208,570,594   $200,888,526   $78,796,053    $(20,359,394)   $58,436,659

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. There were no open financial futures contracts at June 30, 2001.

5. Summary of Changes From Capital Share Transactions

                                           Shares Issued Upon                                     Net Decrease
                    Capital                Reinvestment of           Capital Shares               Resulting From Capital
                    Shares Sold            Dividends                 Redeemed                     Share Transactions
                    ------------------------------------------------------------------------------------------------------
                    Shares   Amount        Shares     Amount         Shares       Amount          Shares      Amount
                    ------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2001
 (Unaudited):       951,377  $24,690,692           -             -     (821,882)  $ (20,853,432)     129,495  $  3,837,260

Year ended
 December 31, 2000: 517,655   13,038,508   4,798,376  $111,114,819   (8,150,420)   (208,669,346)  (2,834,389)  (84,516,019)

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. Capital Loss Carryforward

As of June 30, 2001 the fund had $12,453,914 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the year 2008.




                          Special Opportunities Fund 8